Income taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income taxes
Schedule of reconciliation of the U.S. statutory income tax rate to the Company's effective tax rate

	December 31
	2011	2012

Federal income tax (benefit) at statutory rate	34.00%	34.00%
State income tax benefit, net of federal benefit	4.20	3.80
Other	(1.60)	(2.00)
Increase to valuation allowance	(45.90)	(35.80)

Effective income tax rate	(9.3)	0.00%

Schedule of significant components of the Company's deferred tax assets and liabilities

	2011	2012

Deferred tax assets:
Amortization	$103,355	$91,871
Depreciation	1,196,569	1,535,952
Accrued expense	321,925	1,208,846
Deferred revenue	15,738,180	6,962,506
Federal tax credits	5,734,074	5,383,092
State tax credits	1,495,773	1,094,833
Federal net operating losses	56,074,019	71,752,278
State net operating losses	5,024,189	7,619,606
Capitalized research and development costs	11,184,849	10,479,055
Other	600,059	742,341

Total gross deferred tax assets	97,472,992	106,870,380
Less valuation allowance	(97,472,992)	(106,870,380)

Net deferred tax assets	$—	$—